Derivatives and Hedging (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 0.8
Cash-flow hedges notional amount		120.0
Aggregate notional value of foreign exchange forward and swap arrangements	204.0	295.4
Fair values included in other assets	5.6	0.7
Fair values included in other liabilities	0.8	5.1
Variable rate debt qualifying for hedge accounting			200.0
Interest rate fair value hedge derivative at fair value recorded in accrued and other liabilities		2.7
Mature in 2010 [Member]
Aggregate fair value of interest rate swap		100.0
Mature in October 2011 [Member]
Aggregate fair value of interest rate swap	100.0
QIAGEN Finance [Member]
Aggregate notional amount foreign currency	44.0
Fair market value of foreign currency forward contracts		3.9
Fair market values of cash-flow hedges		3.9
QIAGEN Euro Finance [Member]
Fair market value of foreign currency forward contracts		4.6
Cash-flow hedges notional amount	120.0
Cash Flow Hedge Derivative Instrument Assets at Fair Value	0.7
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	1.7
Fair market values of cash-flow hedges		$ 4.6